Inventories (Tables)	12 Months Ended
Dec. 31, 2012
Inventory Disclosure [Abstract]
Schedule of Inventory	Inventories, net consist of the following (all amounts in thousands):
	2012	2011 (as revised)
Raw materials	$6,255	$5,851
Work-in-process	1,530	3,123
Finished goods	1,812	1,869
	$9,597	$10,843